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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number  811-21753
                                  ----------------------------------------------

                         Church Capital Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

301 Oxford Valley Road, Suite 801B     Yardley, Pennsylvania          19067
--------------------------------------------------------------------------------
            (Address of principal executive offices)                (Zip code)

                                 Andrew Peterson

Church Capital Management, LLC   301 Oxford Valley Road   Yardley, PA 19067
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (215) 321-1900
                                                     ---------------------------

Date of fiscal year end:        November 30
                          ------------------------------------

Date of reporting period:       July 1, 2007 - June 30, 2008
                          ------------------------------------


     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

     Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

     (a)  The name of the issuer of the portfolio security;

     (b)  The exchange ticker symbol of the portfolio security;

     (c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

     (d)  The shareholder meeting date;

     (e)  A brief identification of the matter voted on;

     (f)  Whether the matter was proposed by the issuer or by a security holder;

     (g)  Whether the registrant cast its vote on the matter;

     (h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

     (i)  Whether the registrant cast its vote for or against management.

                                   SIGNATURES
                                   ----------

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 Church Capital Investment Trust
            --------------------------------------------------------------------

By (Signature and Title)*       /s/ Gregory A. Church
                         -------------------------------------------------------
                               Gregory A. Church, President
Date      August 1, 2008
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.

                         CHURCH CAPITAL INVESTMENT TRUST

                        CHURCH CAPITAL MONEY MARKET FUND

                                  TICKER: CHUXX
                               PROXY VOTING RECORD
                              7/1/2007 - 6/30/2008

The Fund held no securities entitled to vote at a meeting of shareholders during the reporting period.

CHURCH CAPITAL VALUE TRUST

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              How did
                                                                                                              the Fund     Did the
                                                                                         Proposed     Did     Cast its    Fund vote
                                        Shareholder                                     by Issuer     the    Vote? FOR,     For or
                   Ticker                 Meeting         Brief Identification         or Security    Fund    AGAINST,     Against
Issuer Name        Symbol     CUSIP         Date         of the Matter Voted On          Holder?     Vote?    ABSTAIN    Management?
------------------------------------------------------------------------------------------------------------------------------------
Electronic Arts    ERTS   285512109     07/26/07     Directors                           Issuer        Y        For         For
Inc.                                                 Election of Director* Leonard S.                  Y        For         For
                                                     Coleman
                                                     Gary M. Kusin                                     Y        For         For
                                                     Gregory B. Maffei                                 Y        For         For
                                                     Timothy Mott                                      Y        For         For
                                                     Vivek Paul                                        Y        For         For
                                                     Lawrence F. Probst III                            Y        For         For
                                                     John S. Riccitiello                               Y        For         For
                                                     Richard A. Simonson                               Y        For         For
                                                     Linda J. Srere                                    Y        For         For
                                                     Ammendments to the 2000 Equity      Issuer        Y        For         For
                                                     Incentive Plan
                                                     Ammendment to the 2000 Employee     Issuer        Y        For         For
                                                     Stock Purchase Plan
                                                     Approval of the Electronic Arts     Issuer        Y        For         For
                                                     Inc. Executive Bonus Plan
                                                     Ratification of Appointment of      Issuer        Y        For         For
                                                     KPMG as independent auditors
------------------------------------------------------------------------------------------------------------------------------------
The Proctor &      PG     742718109     10/09/07     Directors                           Issuer        Y        For         For
Gamble Company                                       Ratify appointment of the           Issuer        Y        For         For
                                                     independent registered public
                                                     accounting firm
                                                     Award no future stock options       Security      Y        Against     For
                                                                                         Holder
                                                     Report on company policies and      Security      Y        Against     For
                                                     activities                          Holder
                                                     Animal Testing                      Security      Y        Against     For
                                                                                         Holder
------------------------------------------------------------------------------------------------------------------------------------
Marvell            MRVL   G5876H105     10/19/07     Election of one director:Paul R.    Issuer        Y        For         For
Technology                                           Gray, P.H.D
                                                     To Reappoint                        Issuer        Y        For         For
                                                     Pricewaterhousecoopers LLP as
                                                     the company's auditors and
                                                     idependent registered public
                                                     accounting firm and to authorize
                                                     the audit committee acting on
                                                     behalf of the board of directors
                                                     to fix the remuneration fo the
                                                     auditors and independent
                                                     registered public accounting
                                                     firm, in obth cases for the
                                                     fiscal year ending Jan 26, 2008
                                                     To approve the 2007 director        Issuer        Y        For         For
                                                     stock incentive plan
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems,     CSCO   17275R102     11/15/07     Election of Directors               Issuer        Y        For         For
Inc                                                  Proposal 2 To approve the                         Y        For         For
                                                     amendment and extension of the
                                                     2005 Stock incentive plan
                                                     Proposal 3 to approve the           Issuer        Y        For         For
                                                     executive incentive plan with
                                                     respect to current and future
                                                     covered employuees and executive
                                                     officers
                                                     Proposal 4 to ratify the            Issuer        Y        For         For
                                                     appointment of
                                                     Pricewaterhousecoopers LLP as
                                                     Cisco's independent registered
                                                     public accounting firm for the
                                                     fiscal year ending July 26,2008
                                                     Shareholder Proposal - establish    Shareholders  Y        Against     For
                                                     committee on human rights
                                                     Shareholder Proposal 6 - establish  Shareholders  Y        Against     For
                                                     pay for superior performance proposal
                                                     Shareholder Proposal 7 - advisory   Shareholders  Y        Against     For
                                                     resolution
                                                     Shareholder Proposal 8 - internet   Shareholders  Y        Against     For
                                                     fragmentation report
------------------------------------------------------------------------------------------------------------------------------------
Diageo PLC         DEO    25243Q205     10/16/07     Reports & Accounts 2007             Issuer        Y        For         For
                                                     Directors remuneration report 2007  Issuer        Y        For         For
                                                     Declaration of final dividend       Issuer        Y        For         For
                                                     re-election of Ms. M. Lilja         Issuer        Y        For         For
                                                     re-election of Mr. NC Rose          Issuer        Y        For         For
                                                     re-election Mr. Pa Walker           Issuer        Y        For         For
                                                     RE-appointment oand remuneration    Issuer        Y        For         For
                                                     of Auditor
                                                     Authority to allot relevant         Issuer        Y        For         For
                                                     securities
                                                     Disapplication of the Pre-          Issuer        Y        For         For'
                                                     emption rights
                                                     Authority to purchase own           Issuer        Y        For         For
                                                     ordinary shares
                                                     Authority to make politcial         Issuer        Y        For         For
                                                     donations and/or incur political
                                                     expenditure
                                                     Adoption of Diageo PLC 2007         Issuer        Y        For         For
                                                     United States Employee stock
                                                     puchase plan
                                                     Amendments to the articles of       Issuer        Y        For         For
                                                     association
------------------------------------------------------------------------------------------------------------------------------------
Walgreen Co.       WAG    931422109     01/09/08     Vote for Directors                  Issuer        Y        For         For
                                                     Ratification of the appointment     Issuer        Y        For         For
                                                     of Deloitte & touche LLP as UPS's
                                                     independent registered Public
                                                     Accountanting firm
                                                     Shareholder proposal regarding      Security      Y        Against     For
                                                     reports disclosing charitable       Holder
                                                     contributions
                                                     Shareholder proposal regarding      Security      Y        Against     For
                                                     shareholder vote on the adoption    Holder
                                                     maintenance or extension of and
                                                     poison pill.
                                                     Shareholder proposal that the       Security      Y        Against     For
                                                     chairman of the board be an         Holder
                                                     independent director who has not
                                                     previously served as an executive
                                                     officer of Walgreen Co.
------------------------------------------------------------------------------------------------------------------------------------
Costco Wholesage   COST   22160K105     1/29/2008    Directors Recommended               Issuer        Yes      For         For
Corporation                                          Amendment to the second restated    Issuer        Yes      For         For
                                                     2002 Stock incentive plan
                                                     Ratification of selection of        Issuer        Yes      For         For
                                                     independent auditors
------------------------------------------------------------------------------------------------------------------------------------
Covidien LTD       COV    G2552X108     3/18/2008    Election of Directors               Issuer        Yes      For         For
------------------------------------------------------------------------------------------------------------------------------------
Cabot              CBT    127055101     3/13/2008    Election of Directors               Issuer        Yes      For         For
Corporation                                          To ratify the appointment of        Issuer        Yes      For         For
                                                     Deloitte & Touche LLP as Cabot's
                                                     independent registered Public
                                                     accounting firm for the fiscal
                                                     year ending sept. 30, 2008
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Money            192826501     4/16/2008    A vote for election of nominees     Issuer        Yes      For         For
Market Portfolio
-select Class
------------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc   TWX    887317105     5/16/2008    Election of Directors               Issuer        Yes      For         For
                                                     Amend the company's restated        Issuer        Yes      For         For
                                                     certificate of incorporation to
                                                     eliminate the remaining
                                                     super-majority vote requirements
                                                     Company proposal to approve the     Issuer        Yes      For         For
                                                     amended and restated time warner,
                                                     inc annual bonus plan for
                                                     executive officers
                                                     Ratification of Auditors            Issuer        Yes      For         For
                                                     Stockholder proposal regarding      security      Yes      Against     For
                                                     separation of roles of chairman     holder
                                                     and CEO
------------------------------------------------------------------------------------------------------------------------------------
The Harford        HIG    416515104     5/21/2008    Election of Directors               Issuer        Yes      For         For
Financial                                            To ratify the appointment of        Issuer        Yes      For         For
Services Group,                                      Deloitte & Touche LLP as
Inc                                                  independent auditor for the
                                                     company for the fiscal year
                                                     ending december31, 2008.
------------------------------------------------------------------------------------------------------------------------------------
EMC Corporation    EMC    268648102     5/21/2008    Election of Directors               Issuer        Yes      For         For
                                                     To ratify the selection by the      Issuer        Yes      For         For
                                                     Audit committee of
                                                     PricewaterhouseCoopers LLP and
                                                     EMC's independent auditors for
                                                     the fiscal year ending Dec. 31,
                                                     2008
                                                     To approve amendments to EMC's      Issuer        Yes      For         For
                                                     articles of organization and
                                                     Bylaws to implement majority vote
                                                     for directors, as described in
                                                     EMC's proxy statement
                                                     To approve amendments to EMC's      Issuer        Yes      For         For
                                                     articles of organization to
                                                     implement simple majority vote,
                                                     as described in EMC's Proxy
                                                     statement
------------------------------------------------------------------------------------------------------------------------------------
Nabors             NBR    G6359F103     6/3/2008     Directors recommended               Issuer        Yes      For         For
Industries                                           Appointment of                      issuer        Yes      For         For
                                                     Pricewaterhousecoopers LLP as
                                                     independent auditors and to
                                                     authorize the audit committee of
                                                     the board of directors to set
                                                     auditors remuneration
                                                     Shareholder proposal to adopt a     Security      Yes      Against     For
                                                     pay for superior performance        holder
                                                     standard in the company's
                                                     executive compensation plan for
                                                     senior executives
                                                     Shareholder proposal regarding      security      Yes      Against     For
                                                     gross-up payments to senior         holder
                                                     executives
------------------------------------------------------------------------------------------------------------------------------------
Macy's, Inc        M      55616P104     5/16/2008    Directors recommended               Issuer        Yes      For         For
                                                     To ratify the appointment of KPMG   Issuer        Yes      For         For
                                                     LLP as Macy's independent
                                                     registered accounting firm for
                                                     the fiscal year ending Jan.
                                                     31,2009
------------------------------------------------------------------------------------------------------------------------------------
Genzyme            GENZ   372917104     5/22/2008    The re-election of director         Issuer        Yes      For         For
Corporation                                          Douglas A. Berthiaume
                                                     The re-election of director Gail    Issuer        Yes      For         For
                                                     K. boudreaux
                                                     The re-election of director         Issuer        Yes      For         For
                                                     Robert J. Carpenter
                                                     The re-election of director         Issuer        Yes      For         For
                                                     Charles L. Cooney
                                                     The re-election of director         Issuer        Yes      For         For
                                                     Richard F. Syron
                                                     A approval to amend the 2004        Issuer        Yes      For         For
                                                     equity incentive plan to increase
                                                     the number of shares of common
                                                     stock covered by the plan bt
                                                     2,250,000 shares
                                                     A proposal to amend the 2007        Issuer        Yes      For         For
                                                     director equity plan to specify
                                                     the automatic grant provisions
                                                     under the plan
                                                     A proposal to ratify the audit      Issuer        Yes      For         For
                                                     committee's selection of
                                                     independent auditors for 2008
------------------------------------------------------------------------------------------------------------------------------------
Cimarex Energy     XEC    171798101     5/21/2008    Election of director David A.       Issuer        Yes      For         For
Co.                                                  Hentschel
                                                     election of director F.H. Merelli   Issuer        Yes      For         For
                                                     Election of director L. Paul        Issuer        Yes      For         For
                                                     Teague
                                                     Ratify appointment of KPMG LLP as   Issuer        Yes      For         For
                                                     independent auditors for 2008
------------------------------------------------------------------------------------------------------------------------------------
General Electric   GE     369604103     4/23/2008    Election of Directors (a1-a16)      Issuer        Yes      For         For
                                                     Ratification of KPMG                Issuer        Yes      For         For
                                                     Cumulative Voting                   Shareholder   Yes      Against     For
                                                     Separate the roles of CEO and       Shareholder   Yes      Against     For
                                                     Chairman
                                                     Recoup unearned management bonuses  Shareholder   Yes      Against     For
                                                     Curb over-exteneed directors        Shareholder   Yes      Against     For
                                                     Report on Charitable contributions  Shareholder   Yes      Against     For
                                                     Global warming report               Shareholder   Yes      Against     For
                                                     Advisory vote on executive          Shareholder   Yes      Against     For
                                                     compensation
------------------------------------------------------------------------------------------------------------------------------------
Citigroup          C      172967101     4/22/2008    Proposal to elect 14 directors      Issuer        Yes      For         For
                                                     (1a-1n)
                                                     Proposal to ratify the selection    Issuer        Yes      For         For
                                                     of KPMG LLP as Citigroups
                                                     independent registered public
                                                     accounting firm for 2008
                                                     Stockholder proposal requesting a   Stockholder   Yes      Against     For
                                                     report on prior governmetnal
                                                     service of certain individuals
                                                     Stockholder proposal requesting a   Stockholder   Yes      Against     For
                                                     report on political contributions
                                                     Stockholder proposal requesting     Stockholder   Yes      Against     For
                                                     that exectutive compensation be
                                                     limited to 100 times the average
                                                     compensation paid to workwide
                                                     employees
                                                     Stockholder proposal requesting     Stockholder   Yes      Against     For
                                                     that 2 cadidates be nominated for
                                                     each board position
                                                     Stockholder proposal requesting a   Stockholder   Yes      Against     For
                                                     report on the equator Principles
                                                     Stockholder proposal requesting     Stockholder   Yes      Against     For
                                                     the adoption of certain
                                                     employment priciples for
                                                     executive officers
                                                     Stockholder proposal requesting     Stockholder   Yes      Against     For
                                                     that citi amend its GHG emissions
                                                     policies
                                                     Stockholder proposal requesting a   Shareholder   Yes      Against     For
                                                     report on how investment policies
                                                     address or could address human
                                                     rights issues
                                                     Stockholder proposal requesting     Shareholder   Yes      Against     For
                                                     an independent board chairman
                                                     Stockholder proposal requesting     Shareholder   Yes      Against     For
                                                     an advisory vote to ratify
                                                     executive compensation
------------------------------------------------------------------------------------------------------------------------------------
The Goldman        GS     381416104     4/10/2008    Election to the Board of            Issuer        Yes      For         For
Sachs Group                                          Directors of the 12 nominees
                                                     Ratification of the appointment     Issuer        Yes      For         For
                                                     of pricewaterhousecooper LLP as
                                                     our independent auditors for our
                                                     2008 fiscal
                                                     Shareholder proposal regarding      Shareholder   Yes      Against     For
                                                     stock options
                                                     Shareholder proposal regarding an   Shareholder   Yes      Against     For
                                                     advisory vote on exectutive
                                                     compensation
                                                     Shareholder proposal requesting a   Shareholder   Yes      Against     For
                                                     sustainability report
------------------------------------------------------------------------------------------------------------------------------------
Texas              TXN    882508104     4/3/2008     Election of directors (1a-1J)       Issuer        Yes      for         For
Instruments                                          Board proposal to ratify the        Issuer        Yes      For         For
Incorpotated                                         appoinemtn of Ernst & Young LLP
                                                     as the company's independent
                                                     registered public accounting firm
                                                     for 2008
                                                     Stockholder proposal regarding      Shareholder   Yes      Against     For
                                                     qualifications for director
                                                     nominees
------------------------------------------------------------------------------------------------------------------------------------
Baker Hughes       BHI    057224107     4/24/2008    Election of directors (1-12)        Issuer        Yes      For          For
Incorporated                                         Ratificaion of Deloitte  & Touche   Issuer        Yes      For         For
                                                     as the company's independent
                                                     registered public accounting firm
                                                     for the fiscal year 2008
                                                     Proposal to approve the             Issuer        Yes      For         For
                                                     Performance Criteria for awards
                                                     under the 2002 director & officer
                                                     Long-term incentive plan
------------------------------------------------------------------------------------------------------------------------------------
Bank of America    BAC    060505104     4/23/2008    Election of directors (1a-1p)       Issuer        Yes      For         For
Corporation                                          Ratification of the independent     Issuer        Yes      For         For
                                                     registered public accounting firm
                                                     for 2008
                                                     Stock options                       Shareholder   Yes      Against     For
                                                     Advisory vote on executive          Shareholder   Yes      Against     For
                                                     compensation
                                                     Determination of CEO Comp           Shareholder   Yes      Against     For
                                                     Cumulative Voting                   Shareholder   Yes      Against     For
                                                     Independent Board Chairman          Shareholder   Yes      Against     for
                                                     Special Shareholder meeting         Shareholder   Yes      Against     For
                                                     Equator Principles                  Shareholder   Yes      Against     For
                                                     Human Rights                        Shareholder   Yes      Against     For
------------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc     DNA    368710406     4/15/2008    Election of directors (1-7)         Issuer        Yes      For         For
                                                     To approve an amendment to the      Issuer        Yes      For         For
                                                     Genentech 1991 employee stock
                                                     plan to authorize the sale of an
                                                     additional 10,000,000 shares
                                                     To ratify the selection of Ernst    Issuer        Yes      For         For
                                                     & Young LLP as independent
                                                     registered public accounting firm
                                                     of Genentech for the year ending
                                                     Dec. 31,2008
------------------------------------------------------------------------------------------------------------------------------------
Royal Dutch        RDS/A  780259206     5/20/2008    Adoption of annual report &         Issuer        Yes      For         For
Shell PLC                                            accounts
                                                     Approval of remuneration report     Issuer        Yes      For         For
                                                     Election of Dr. Josef Ackermann     Issuer        Yes      For          For
                                                     as a director of the company
                                                     re-election of sir peter job as a   Issuer        Yes      For         For
                                                     director of the company
                                                     re-election of lawrence ricciardi   Issuer        Yes      For         For
                                                     as a director of the company
                                                     re-election of Peter Voser as a     Issuer        Yes      For         For
                                                     director of the company
                                                     re-appointment of auditors          Issuer        Yes      For         For
                                                     remuneration of auditors            Issuer        Yes      For         For
                                                     Authority to Allot shares           Issuer        Yes      For          For
                                                     Disapplication of pre-emption       Issuer        Yes      For         For
                                                     rights
                                                     Authority to purchase own shares    Issuer        Yes      For         For
                                                     Authority for certain donations     Issuer        Yes      For         For
                                                     and expenditure
                                                     Amendments to long-term incentive   Issuer        Yes      For         For
                                                     plan
                                                     Adoption of new articles of         Issuer        Yes      For         For
                                                     association
------------------------------------------------------------------------------------------------------------------------------------
Baxter             BAX    071813109     5/6/2008     Election of directors (1a-1e)       Issuer        Yes      For         For
International,                                       Ratification of independent         Issuer        Yes      For         For
Inc.                                                 registered public accounting firm
------------------------------------------------------------------------------------------------------------------------------------
Perkinelmer, Inc.  PKI    714046109     4/22/2008    Election of directors (1a-1J)       Issuer        Yes      For         For
                                                     To ratify the appointment of        Issuer        Yes      For         For
                                                     deloitte & touche LLP as
                                                     perkinelmers independent auditors
                                                     for the current fiscal year.
------------------------------------------------------------------------------------------------------------------------------------
Comcast            CMCSA  20030N101     5/14/2008    Election of directors (1-13)        Issuer        Yes      For         For
                                                     ratification of independent         Issuer        Yes      For         For
                                                     auditors
                                                     Approval of 2002 restricted         Issuer        Yes      For         For
                                                     stock plan as amended and
                                                     restated
                                                     Approval of 2003 Stock option       Issuer        Yes      For         For
                                                     plan as amended and restated
                                                     Shareholder proposal - adapt        Shareholder   Yes      Against     For
                                                     recapitalization plan
                                                     Shareholder proposal - identify     Shareholder   Yes      Against     For
                                                     all executive officers who earn
                                                     in excess of $500,000
                                                     Shareholder proposal - nominate     Shareholder   Yes      Against     For
                                                     2 directors for every open
                                                     directorship
                                                     Shareholder proposal - require      Shareholder   Yes      Against     For
                                                     pay differential report
                                                     Shareholder proposal - cumulative   Shareholder   Yes      Against     For
                                                     for Class A shareholders in the
                                                     election of directors
                                                     Shareholder proposal - adopt        Shareholder   Yes      Against     For
                                                     principals for comprehensive
                                                     health care program
                                                     Shareholder proposal - annual       Shareholder   Yes      Against     For
                                                     vote on executive compensation
------------------------------------------------------------------------------------------------------------------------------------
Intel              INTC   458140100     5/21/2008    Election of directors (1a-1k)       issuer        Yes      For         For
Corporation
                                                     Ratification of selection of        Issuer        Yes      For         For
                                                     Ernst & Young LLP as our
                                                     independent registered public
                                                     accounting firm for the current
                                                     year.
                                                     Stockholder proposal to amend the   Shareholder   Yes      against     For
                                                     bylaws to establish a board
                                                     committee on sustainablitity
------------------------------------------------------------------------------------------------------------------------------------
Agrium, Inc.       AGU    008916108     5/7/2008     election of directors (1-11)        Issuer        Yes      For         For
                                                     The appointment of KPMG LLP         Issuer        Yes      For         For
                                                     chartered accountants as auditors
                                                     of the corporation
------------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming        BYD    103304101     5/15/2008    election of directors (1-12)        Issuer        Yes      For         For
Corporation                                          To ratify the appointment of        Issuer        Yes      For         For
                                                     deloitte & touche LLP as
                                                     company's independent registered
                                                     public accounting firm for the
                                                     fiscal year ending Dec. 31,208
                                                     To approve an amendment to the      Issuer         Yes     For         For
                                                     company's 2002 stock incentive
                                                     plan to increase the number of
                                                     shares of the company's stock
                                                     subject to the to the 2002 stock
                                                     incentive plan from 12,000,000
                                                     shares to 17,000,000 shares.
------------------------------------------------------------------------------------------------------------------------------------
Prudential         PRU    744320102     5/13/2008    Election of directors (1-13)        Issuer        Yes      For         for
Financial Inc                                        ratification fo the appointment     Issuer        Yes      For         For
                                                     of pricewaterhousecoopers LLP as
                                                     independent auditor for the year
                                                     ending dec. 31,2008
------------------------------------------------------------------------------------------------------------------------------------
United Parcel      UPS    911312106     5/8/2008     Election of directors(1-10)         Issuer        Yes      For         For
Service                                              Ratification of the appointment     Issuer        Yes      For         For
                                                     of Deloitte & Touche LLP as UPS's
                                                     independent public accountatns
                                                     for the year ending Dec. 31,2008
------------------------------------------------------------------------------------------------------------------------------------
Honeywell          HON    438516106     2/29/2008    Election of Directors (A-J)         Issuer        Yes      For         For
International                                        Approval of independent             Issuer        Yes      For         For
                                                     accountants
                                                     Amendment to the restated           Issuer        Yes      For         For
                                                     certificate of incorporated right
                                                     to call a special meeting of
                                                     shareowners
                                                     Pay-for-superior-performance        Shareholder   Yes      Against     For
                                                     principal
------------------------------------------------------------------------------------------------------------------------------------
Weatherford        WFT    G95089101     4/9/2008     Election of directors (1A-1G)       Issuer        Yes      For         For
International                                        Appointment of Ernst & Young LLP    Issuer        Yes      For         For
LTD.                                                 as independent auditors for the
                                                     year ending December 31, 2008,
                                                     and authorization of the audit
                                                     committee of the Board of
                                                     Directors to set Ernst & Young
                                                     LLP's remuneration
------------------------------------------------------------------------------------------------------------------------------------